NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Additional Information (Details) - USD ($)							11 Months Ended	12 Months Ended
	Aug. 01, 2023	Jul. 27, 2023	Aug. 30, 2022	May 12, 2022	Apr. 28, 2022	Dec. 09, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Warrant exercise price (in dollar per share)							$ 5.00		$ 5.00
Repayment of term loan								$ 696,216	$ 9,887,672
Loss on extinguishment of debt									$ (489,647)
Payment through unsecured convertible debenture notes					20,005
Number of days VWAP of equity shares								25 days
Credit agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total available proceeds						$ 100,000,000
Aggregate principal amount	2.00%
other expense		$ 1,000,000
Term loan payable maturing in November 2026, 10.00% pe annum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate							10.00%	10.00%	10.00%
Term loan payable maturing in November 2026, 10.00% pe annum | Base Rate
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate						5.25%
Term loan payable maturing in November 2026, 10.00% pe annum | Minimum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate							10.00%		10.00%
Term loan payable maturing in November 2026, 10.00% pe annum | Maximum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Stated interest rate							12.00%		12.00%
Credit agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Liquidity Covenant							$ 10,000,000	$ 10,000,000
Credit Agreement, Initial Term Loan
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Loan amount						$ 50,000,000
Credit Agreement, Annual Principal Payment, Percent Of Principal						1.25%
Monthly installment period that will equal to 1.25% pe annum of the original principal						24 months
Percentage of proceeds of sale of assets to prepay outstanding principal amount								100.00%
Deposited interest reserve in escrow account								$ 3,000,000
Amendments to the Senior Secured Credit Agreement | Incremental Term Loan
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Loan amount				$ 10,000,000
Accrued interest rate				10.00%
Total available proceeds				$ 110,000,000
Percentage of fee on the outstanding principal amount				1.00%
Warrants issued (in shares)				175,000
Warrant exercise price (in dollar per share)				$ 11.50
Debt discount recorded									$ 89,250
Repayment of term loan			$ 10,000,000						10,000,000
Loss on extinguishment of debt			$ (489,647)						579,000
Convertible Debentures
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Accrued interest rate					8.00%
Number of days VWAP of equity shares					10 days
Number of trading days prior to the date for equity shares					5 days
Convertible Debentures | Minimum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Fixed exchange rate					1.00
Convertible Debentures | Maximum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Fixed exchange rate					1.27
Series A Notes
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Payment through unsecured convertible debenture notes					12,003
Number of days VWAP of equity shares					10 days
Number of trading days prior to the date for equity shares					5 days
Redemption price per share					$ 4.08
Value of shares issued									11,894,989
Series B Notes
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Payment through unsecured convertible debenture notes					8,002
Number of days VWAP of equity shares					10 days
Number of trading days prior to the date for equity shares					5 days
Threshold closing price for conversion into shares					$ 10.00
Threshold consecutive trading days considered for closing price					20 days
Conversion price					$ 10.00
Value of shares issued									4,111,095
Change in the fair value of derivative asset								$ 28,000	$ 30,000